Lease liabilities	12 Months Ended
Aug. 31, 2024
Lease Liabilities
Lease liabilities

11.	Lease liabilities

Lease liabilities are measured at the discounted value of future lease payments using the lease-specific incremental borrowing rate. Lease payments are apportioned between interest expense and the reduction of the liability. Interest expense is based on the lease-specific incremental borrowing rate at the commencement date of the lease. The incremental borrowing rate differs between each category of asset, location of asset and the duration of the lease. The Company’s lease liabilities primarily comprise of a lease for seven pieces of mobile equipment for use in Buckreef’s mining operations.

The carrying amounts of lease liabilities and movements during the year were:

Amount
As at August 31, 2022	$-
Additions	203
Accretion of lease liabilities (Note 25)	9
Lease payments	(115)
Foreign exchange loss	4
As at August 31, 2023	$101
Additions	1,311
Accretion of lease liabilities (Note 25)	3
Lease payments	(72)
As at August 31, 2024	$1,343

	For the year ended August 31,
	2024	2023
Current portion of lease liabilities	$401	$65
Lease liabilities	942	36
Balance at end of year	$1,343	$101

The following amounts are recognized in the statement of income and comprehensive income:

	For the year ended August 31,
	2024	2023
Depreciation expense for right-of-use assets	$56	$119
Accretion of lease liabilities	3	9
Total amount	$59	$128

As at August 31, 2024, the Company was committed to a lease contract for six additional pieces of mobile equipment which had not yet commenced. As at August 31, 2024, the Company had the following lease commitments:

Amount
Not later than one month	$45
Later than one month and not later than three months	91
Later than three months and not later than one year	410
Later than one year and not later than five years	1,085
Total undiscounted lease commitments	$1,631

Subsequent to August 31, 2024, the Company entered into leases for four additional pieces of mobile equipment with payments totaling $1.9 million.

As at August 31, 2024, the carrying value of right-of-use assets amounted to $1.7 million (2023 - $0.1 million). Mobile equipment under lease contracts are depreciated over their useful life as the purchase price at the end of the lease term is immaterial.